Accrued Salaries, Wages and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016
Accrued Salaries, Wages and Other Current Liabilities
Accrued wages, benefits and other personnel costs	$ 426,097	$ 457,135
Accrued interest	66,352	65,729
Accrued sales and other taxes payable	141,420	155,999
Accrued store expense	173,630	198,356
Accrued reinsurance	145,904	166,238
Other	387,544	350,161
Accrued salaries, wages and other current liabilities	$ 1,340,947	$ 1,393,618